                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08594

                           Special Equities Portfolio
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.9%
----------------------------------------------------------------------
ADVO, Inc.(1)                                     5,400    $   239,760
Getty Images, Inc.(1)                             4,800        198,240
----------------------------------------------------------------------
                                                           $   438,000
----------------------------------------------------------------------
Airlines -- 2.3%
----------------------------------------------------------------------
AirTran Holdings, Inc.(1)                        24,200    $   253,374
AMR Corp.(1)                                     52,000        572,000
Atlantic Coast Airlines Holdings,
Inc.(1)                                          15,900        214,491
ExpressJet Holdings, Inc.(1)                      7,800        117,780
----------------------------------------------------------------------
                                                           $ 1,157,645
----------------------------------------------------------------------
Auto and Parts -- 2.2%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                       5,100    $   310,590
BorgWarner, Inc.                                  3,100        199,640
Dana Corp.                                        6,500         75,140
Pep Boys - Manny, Moe & Jack (The)               17,534        236,884
United Auto Group, Inc.(1)                       13,800        300,564
----------------------------------------------------------------------
                                                           $ 1,122,818
----------------------------------------------------------------------
Banks -- 0.4%
----------------------------------------------------------------------
Corus Bankshares, Inc.                            4,200    $   203,406
----------------------------------------------------------------------
                                                           $   203,406
----------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)         37,100    $   147,287
Gemstar-TV Guide International, Inc.(1)          38,400        195,456
TiVo, Inc.(1)                                    23,200        282,576
Young Broadcasting Inc.(1)                        6,700        141,571
----------------------------------------------------------------------
                                                           $   766,890
----------------------------------------------------------------------
Broadcasting and Radio -- 2.9%
----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                  20,500    $   388,065
Entercom Communications Corp.(1)                  4,900        240,149
Entravision Communications Corp.(1)              14,500        164,575
Sirius Satellite Radio, Inc.(1)                  48,900         82,641
XM Satellite Radio Holdings, Inc.(1)             56,600        625,430
----------------------------------------------------------------------
                                                           $ 1,500,860
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Building and Construction -- 3.0%
----------------------------------------------------------------------
Hovnanian Enterprises, Inc.(1)                    6,200    $   365,490
Quanta Services, Inc.(1)                         14,300        101,530
Ryland Group, Inc., (The)                         8,900        617,660
WCI Communities, Inc.(1)                         23,200        446,136
----------------------------------------------------------------------
                                                           $ 1,530,816
----------------------------------------------------------------------
Business Services -- 5.3%
----------------------------------------------------------------------
Alliance Data Systems Corp.(1)                    8,100    $   189,540
BearingPoint, Inc.(1)                            45,514        439,210
Corporate Executive Board Co., (The)(1)          15,500        632,710
Corrections Corp. of America(1)                   7,200        182,376
eFunds Corp.(1)                                   6,825         78,692
Kroll, Inc.(1)                                   16,900        457,314
Navigant Consulting, Inc.(1)                     41,700        494,145
Portfolio Recovery Associates, Inc.(1)            3,900        121,641
San Juan Basin Royalty Trust                      5,500         98,725
----------------------------------------------------------------------
                                                           $ 2,694,353
----------------------------------------------------------------------
Coal -- 0.9%
----------------------------------------------------------------------
Arch Coal, Inc.                                   7,100    $   163,158
CONSOL Energy, Inc.                               3,900         88,686
Massey Energy Company                            16,700        219,605
----------------------------------------------------------------------
                                                           $   471,449
----------------------------------------------------------------------
Communications Equipment -- 0.4%
----------------------------------------------------------------------
Foundry Networks, Inc.(1)                        14,900    $   214,560
----------------------------------------------------------------------
                                                           $   214,560
----------------------------------------------------------------------
Computer Equipment -- 0.5%
----------------------------------------------------------------------
Sigma Designs, Inc.(1)                           25,400    $   275,844
----------------------------------------------------------------------
                                                           $   275,844
----------------------------------------------------------------------
Computer Services -- 3.2%
----------------------------------------------------------------------
Dot Hill Systems Corp.(1)                        18,200    $   238,420
Extreme Networks, Inc.(1)                        32,500        172,250
Hutchinson Technology, Inc.(1)                    6,800        223,652
Jack Henry & Associates, Inc.                    16,600        295,314
Kronos, Inc.(1)                                   5,500        279,455
NetScreen Technologies, Inc.(1)                  18,300        412,665
----------------------------------------------------------------------
                                                           $ 1,621,756
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 4.7%
----------------------------------------------------------------------
Activision, Inc.(1)                              13,800    $   178,296
Advanced Digital Information Corp.(1)            14,200        141,858
Documentum, Inc.(1)                              26,000        511,420
McDATA Corp., Class A(1)                         44,500        652,815
National Instruments Corp.(1)                     4,000        151,120
SERENA Software, Inc.(1)                         23,700        494,856
Take-Two Interactive Software, Inc.(1)            9,300        263,562
----------------------------------------------------------------------
                                                           $ 2,393,927
----------------------------------------------------------------------
Drugs -- 5.7%
----------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(1)           19,000    $   321,480
Esperion Therapeutics, Inc.(1)                    9,600        188,064
Genta, Inc.(1)                                   17,000        226,440
Impax Laboratories, Inc.(1)                      17,876        214,333
Ligand Pharmaceuticals, Inc.(1)                  29,800        404,982
OSI Pharmaceuticals, Inc.(1)                     15,200        489,592
Protein Design Labs, Inc.(1)                     20,000        279,600
Taro Pharmaceuticals Industries, Ltd.(1)         14,500        795,760
----------------------------------------------------------------------
                                                           $ 2,920,251
----------------------------------------------------------------------
Education -- 3.1%
----------------------------------------------------------------------
Career Education Corp.(1)                        12,500    $   855,250
Corinthian Colleges, Inc.(1)                     10,400        505,128
Sylvan Learning Systems, Inc.(1)                 10,100        230,684
----------------------------------------------------------------------
                                                           $ 1,591,062
----------------------------------------------------------------------
Electronics - Equipment -- 0.4%
----------------------------------------------------------------------
Lexar Media, Inc.(1)                             20,100    $   191,754
----------------------------------------------------------------------
                                                           $   191,754
----------------------------------------------------------------------
Electronics - Instruments -- 1.3%
----------------------------------------------------------------------
Cymer, Inc.(1)                                    3,700    $   118,437
FLIR Systems, Inc.(1)                            18,800        566,820
----------------------------------------------------------------------
                                                           $   685,257
----------------------------------------------------------------------
Electronics - Semiconductors -- 4.3%
----------------------------------------------------------------------
Amkor Technology, Inc.(1)                        19,500    $   256,230
Artisan Components, Inc.(1)                       5,200        117,572
ATI Technologies, Inc.(1)                        38,400        391,680
ChipPAC, Inc.(1)                                 43,800        335,946
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)              15,000    $   471,450
Intersil Corp., Class A(1)                        9,100        242,151
PMC-Sierra, Inc.(1)                              15,000        175,950
Zoran Corp.(1)                                    9,500        182,495
----------------------------------------------------------------------
                                                           $ 2,173,474
----------------------------------------------------------------------
Entertainment -- 0.1%
----------------------------------------------------------------------
Marvel Enterprises, Inc.(1)                       2,400    $    45,840
----------------------------------------------------------------------
                                                           $    45,840
----------------------------------------------------------------------
Financial Services -- 0.3%
----------------------------------------------------------------------
Providian Financial Corp.(1)                     14,600    $   135,196
----------------------------------------------------------------------
                                                           $   135,196
----------------------------------------------------------------------
Gaming and Lodging -- 0.3%
----------------------------------------------------------------------
Ameristar Casinos, Inc.(1)                        6,200    $   132,370
----------------------------------------------------------------------
                                                           $   132,370
----------------------------------------------------------------------
Health Services -- 3.6%
----------------------------------------------------------------------
Advisory Board Co., (The)(1)                      4,000    $   162,080
Odyssey Healthcare, Inc.(1)                      10,900        403,300
PacifiCare Health Systems, Inc., Class
A(1)                                             10,000        493,300
Select Medical Corp.(1)                          32,400        804,492
----------------------------------------------------------------------
                                                           $ 1,863,172
----------------------------------------------------------------------
Hotels -- 0.3%
----------------------------------------------------------------------
Four Seasons Hotels, Inc.                         3,700    $   160,062
----------------------------------------------------------------------
                                                           $   160,062
----------------------------------------------------------------------
Information Services -- 1.5%
----------------------------------------------------------------------
aQuantive, Inc.(1)                               16,200    $   170,100
BISYS Group, Inc. (The)(1)                       20,700        380,259
Keane, Inc.(1)                                   14,607        199,094
----------------------------------------------------------------------
                                                           $   749,453
----------------------------------------------------------------------
Insurance -- 0.3%
----------------------------------------------------------------------
Willis Group Holdings Ltd.                        5,500    $   169,125
----------------------------------------------------------------------
                                                           $   169,125
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet - Software -- 0.6%
----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                     42,300    $   205,578
BroadVision, Inc.(1)                             18,300        104,127
----------------------------------------------------------------------
                                                           $   309,705
----------------------------------------------------------------------
Internet Services -- 4.6%
----------------------------------------------------------------------
Ask Jeeves, Inc.(1)                              12,000    $   165,000
CNET Networks, Inc.(1)                           18,400        114,632
DoubleClick, Inc.(1)                             18,400        170,200
EarthLink, Inc.(1)                                9,100         71,799
Monster Worldwide, Inc.(1)                       32,700        645,171
Priceline.com, Inc.(1)                            1,567         35,078
SINA Corp.(1)                                     9,500        193,135
Sohu.com, Inc.(1)                                 4,200        143,472
United Online, Inc.(1)                           13,000        329,420
VeriSign, Inc.(1)                                21,200        293,196
WebMD Corp.(1)                                   19,094        206,788
----------------------------------------------------------------------
                                                           $ 2,367,891
----------------------------------------------------------------------
Investment Services -- 4.4%
----------------------------------------------------------------------
E-LOAN, Inc.(1)                                  18,700    $   109,021
Fremont General Corp.                            12,000        164,400
Friedman, Billings, Ramsey Group, Inc.            9,100        121,940
IndyMac Bancorp, Inc.                            17,500        444,850
Jeffries Group, Inc.                              3,100        154,349
SWS Group, Inc.                                   5,000        100,750
Waddell & Reed Financial, Inc., Class A          32,500        834,275
WSFS Financial Corp.                              8,900        341,760
----------------------------------------------------------------------
                                                           $ 2,271,345
----------------------------------------------------------------------
Manufacturing -- 0.7%
----------------------------------------------------------------------
AGCO Corp.(1)                                     6,000    $   102,480
Chicago Bridge & Iron Co. N.V.                   10,503        238,208
----------------------------------------------------------------------
                                                           $   340,688
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 7.2%
----------------------------------------------------------------------
AtheroGenics, Inc.(1)                            26,294    $   392,570
Cambridge Antibody Technology Group
plc(1)                                           25,000        216,969
Ciphergen Biosystems, Inc.(1)                     8,800         90,200
Digene Corp.(1)                                   6,800        185,164
Gen-Probe, Inc.(1)                               12,797        523,013
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                    9,100    $   115,752
ICOS Corp.(1)                                    12,700        466,725
ImClone Systems, Inc.(1)                          9,800        309,876
Immunomedics, Inc.(1)                            17,000        107,270
Martek Biosciences Corp.(1)                      18,000        772,920
MGI Pharma, Inc.(1)                               5,600        143,528
Neurocrine Biosciences, Inc.(1)                   6,900        344,586
QIAGEN N.V.(1)                                    4,100         33,292
----------------------------------------------------------------------
                                                           $ 3,701,865
----------------------------------------------------------------------
Medical Products -- 3.9%
----------------------------------------------------------------------
ALARIS Medical, Inc.(1)                          10,700    $   138,565
Closure Medical Corp.(1)                          4,000         75,520
Edwards Lifesciences Corp.(1)                     8,000        257,120
I-Flow Corp.(1)                                  11,500         85,445
Kyphon Inc.(1)                                   33,100        500,472
Synovis Life Technologies, Inc.(1)                3,275         64,649
Thoratec Corp.(1)                                47,431        706,722
Viasys Healthcare, Inc.(1)                        7,219        149,433
----------------------------------------------------------------------
                                                           $ 1,977,926
----------------------------------------------------------------------
Medical Services -- 0.2%
----------------------------------------------------------------------
Hooper Holmes, Inc.                              14,400    $    92,736
----------------------------------------------------------------------
                                                           $    92,736
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.3%
----------------------------------------------------------------------
Key Energy Services, Inc.(1)                     22,300    $   239,056
Lone Star Technologies, Inc.(1)                   8,400        177,912
Maverick Tube Corp.(1)                           16,500        315,975
Superior Energy Services, Inc.(1)                13,800        130,824
Varco International, Inc.(1)                     24,950        489,020
W-H Energy Services, Inc.(1)                     16,000        311,680
----------------------------------------------------------------------
                                                           $ 1,664,467
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.3%
----------------------------------------------------------------------
FMC Technologies, Inc.(1)                        13,000    $   273,650
Quicksilver Resources, Inc.(1)                    9,000        215,550
Spinnaker Exploration Co.(1)                      7,300        191,260
----------------------------------------------------------------------
                                                           $   680,460
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 3.5%
----------------------------------------------------------------------
Guitar Center, Inc.(1)                            8,800    $   255,200
Kmart Holding Corp.(1)                           10,600        286,730
Select Comfort Corp.(1)                          31,300        512,694
Tractor Supply Co.(1)                             6,500        310,375
Tweeter Home Entertainment Group,
Inc.(1)                                          51,100        443,548
----------------------------------------------------------------------
                                                           $ 1,808,547
----------------------------------------------------------------------
Retail - Discount -- 0.2%
----------------------------------------------------------------------
Tuesday Morning Corp.(1)                          3,700    $    97,310
----------------------------------------------------------------------
                                                           $    97,310
----------------------------------------------------------------------
Retail - Restaurants -- 3.4%
----------------------------------------------------------------------
Applebee's International, Inc.                   18,300    $   575,169
Krispy Kreme Doughnuts, Inc.(1)                  10,900        448,862
P.F. Chang's China Bistro, Inc.(1)               12,200        600,362
Panera Bread Co.(1)                               3,000        120,000
----------------------------------------------------------------------
                                                           $ 1,744,393
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.4%
----------------------------------------------------------------------
99 Cents Only Stores(1)                          23,333    $   800,789
AnnTaylor Stores Corp.(1)                        22,300        645,585
Claire's Stores, Inc.                             4,900        124,264
Dick's Sporting Goods, Inc.(1)                    4,500        165,060
----------------------------------------------------------------------
                                                           $ 1,735,698
----------------------------------------------------------------------
Semiconductor Equipment -- 4.0%
----------------------------------------------------------------------
02Micro International Ltd.(1)                    11,600    $   186,876
GlobespanVirata, Inc.(1)                         23,100        190,575
Lam Research Corp.(1)                            37,900        690,159
LTX Corp.(1)                                     24,100        207,742
MKS Instruments, Inc.(1)                         10,600        191,542
Varian Semiconductor Equipment
Associates, Inc.(1)                              19,300        574,368
----------------------------------------------------------------------
                                                           $ 2,041,262
----------------------------------------------------------------------
Software Services -- 4.0%
----------------------------------------------------------------------
At Road, Inc.(1)                                 18,700    $   204,204
Embarcadero Technologies, Inc.(1)                13,500         94,500
FileNET Corp.(1)                                 34,500        622,380
Magma Design Automation, Inc.(1)                  6,400        109,760
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Software Services (continued)
----------------------------------------------------------------------
Manhattan Associates, Inc.(1)                    21,700    $   563,549
Transaction Systems Architects, Inc.(1)          16,600        148,736
Verint Systems, Inc.(1)                          11,000        279,510
----------------------------------------------------------------------
                                                           $ 2,022,639
----------------------------------------------------------------------
Telecommunications - Services -- 2.1%
----------------------------------------------------------------------
Nextel Partners, Inc., Class A(1)                32,900    $   240,170
NTL, Inc.(1)                                     11,600        395,792
Philippine Long Distance Telephone
Co.(1)                                            6,700         72,159
Western Wireless Corp., Class A(1)               30,300        349,359
----------------------------------------------------------------------
                                                           $ 1,057,480
----------------------------------------------------------------------
Transportation -- 0.7%
----------------------------------------------------------------------
Pacer International, Inc.(1)                     10,400    $   196,144
UTI Worldwide, Inc.                               5,000        155,950
----------------------------------------------------------------------
                                                           $   352,094
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $42,500,346)                           $49,475,846
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                               $     2,025    $ 2,025,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,025,000)                         $ 2,025,000
----------------------------------------------------------------------
Total Investments -- 100.9%
   (identified cost $44,525,346)                           $51,500,846
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.9)%                   $  (475,837)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $51,025,009
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $44,525,346)         $51,500,846
Cash                                              675
Receivable for investments sold             1,667,902
Interest and dividends receivable              11,921
Prepaid expenses                                   49
-----------------------------------------------------
TOTAL ASSETS                              $53,181,393
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,128,928
Payable to affiliate for Trustees' fees         1,766
Accrued expenses                               25,690
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,156,384
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $51,025,009
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $44,049,509
Net unrealized appreciation (computed on
   the basis of identified cost)            6,975,500
-----------------------------------------------------
TOTAL                                     $51,025,009
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $1,468)  $   49,095
Interest                                      15,785
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   64,880
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  153,561
Trustees' fees and expenses                    3,411
Custodian fee                                 29,825
Legal and accounting services                 18,263
Miscellaneous                                  2,798
----------------------------------------------------
TOTAL EXPENSES                            $  207,858
----------------------------------------------------

NET INVESTMENT LOSS                       $ (142,978)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,224,932
----------------------------------------------------
NET REALIZED GAIN                         $2,224,932
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,489,937
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,489,937
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $5,714,869
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $5,571,891
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (142,978) $        (363,940)
   Net realized gain (loss)                      2,224,932        (17,238,346)
   Net change in unrealized appreciation
      (depreciation)                             3,489,937         (8,991,617)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      5,571,891  $     (26,593,903)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,706,075  $      18,818,691
   Withdrawals                                 (13,011,299)       (24,328,650)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (5,305,224) $      (5,509,959)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        266,667  $     (32,103,862)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     50,758,342  $      82,862,204
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     51,025,009  $      50,758,342
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ----------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000         1999         1998
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.85%(1)        0.82%       0.75%        0.74%        0.76%       0.76%
   Net investment loss                  (0.59)%(1)      (0.57)%     (0.53)%      (0.23)%      (0.32)%     (0.26)%
Portfolio Turnover                        122%            188%         92%         136%         103%        116%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                         11.89%         (32.40)%    (23.40)%         --           --          --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $51,025         $50,758     $82,862     $104,429     $107,823     $78,750
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sales prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, no credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $153,561. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $57,420,216 and $61,924,815, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $42,500,346
    -----------------------------------------------------
    Gross unrealized appreciation             $ 7,977,917
    Gross unrealized depreciation              (1,002,417)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 6,975,500
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            98%           2%
    Donald R. Dwight                                 98%           2%
    James B. Hawkes                                  98%           2%
    Samuel L. Hayes, III                             98%           2%
    William H. Park                                  98%           2%
    Norton H. Reamer                                 98%           2%
    Lynn A. Stout                                    98%           2%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE SPECIAL EQUITIES FUND

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

Officers

Duncan W. Richardson
President

Toni Y. Shimura
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President

Date:    August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Kristin S. Anagnost
         -----------------------
         Kristin S. Anagnost
         Treasurer

Date:    August 18, 2003


By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President

Date:    August 18, 2003